RELATED PARTIES	12 Months Ended
Dec. 31, 2013
RELATED PARTIES
RELATED PARTIES

22. RELATED PARTIES

        Related parties include entities under common ownership and control with the Group, affiliated companies and associated companies.

        As of December 31, 2013 and 2012, accounts receivable from and accounts payable to related parties were as follows:

	December 31,
	2013	2012
Accounts receivable:
Sitronics N, a subsidiary of Sistema	337	74
MTS Belarus, an associated company of the Group	304	25
MTS Bank, an associated company of the Group	128	137
Stream, an associated company of the Group	59	—
NVision Group, subsidiaries of Sistema	33	66
Other related parties	104	34

Total accounts receivable, related parties	965	336

Accounts payable:
NVision Group, subsidiaries of Sistema	1,605	1,230
MTS Bank, an associated company of the Group	697	364
Maxima, a subsidiary of Sistema	307	304
MTS Belarus, an associated company of the Group	208	34
Smart Cards Group, subsidiaries of Sistema	201	178
Other related parties	297	228

Total accounts payable, related parties	3,315	2,338

        The Group has neither the intent nor the ability to offset the outstanding accounts payable and accounts receivable with related parties under the terms of existing agreements.

        As of December 31, 2013 and 2012, advances given to related parties were as follows:

	December 31,
	2013	2012
Advances for property, plant and equipment:
NVision Group, subsidiaries of Sistema	352	1,024
Other related parties	15	—

Total advances for property, plant and equipment	367	1,024

Advances for intangible assets:
NVision Group, subsidiaries of Sistema	144	191
Geoinformatika, a subsidiary of Sistema	88	88

Total advances for intangible assets	232	279

Operating transactions:

        For the years ended December 31, 2013, 2012 and 2011, operating transactions with related parties were as follows:

	Years ended December 31,
	2013	2012	2011
Revenues from related parties:
MTS Bank, an associated company of the Group (mobile, call center services, commission for bank cards distribution)	378	88	19
Sitronics N, a subsidiary of Sistema (construction of fiber optic link)	288	26	46
MTS Belarus, an associated company of the Group (roaming and interconnection services)	149	209	192
NVision Group, subsidiaries of Sistema (fixed line services)	75	77	85
Jet Air Group, subsidiaries of Sistema (rent)	60	—	—
Medsi Group, subsidiaries of Sistema (mobile and call center services)	48	28	27
Other related parties	115	64	27

Total revenues from related parties	1,113	492	396

Operating expenses incurred on transactions with related parties:
Maxima, a subsidiary of Sistema (advertising)	1,757	1,902	2,407
NVision Group, a subsidiary of Sistema (IT consulting)	1,083	1,115	1,415
Stream, an associated company of the Group (content services)	711	—	—
MTS Bank, an associated company of the Group (commission related expenses)	413	55	83
AB Safety, a subsidiary of Sistema (security services)	354	344	296
Elavius, a subsidiary of Sistema (transportation services)	347	351	—
MTS Belarus, an associated company of the Group (roaming and interconnection services)	278	424	309
Other related parties	513	423	259

Total operating expenses incurred on transactions with related parties	5,456	4,614	4,769

Investing and financing transactions:

        During the years ended December 31, 2013 and 2012 the Group made certain investments in and provided loans to related parties. Respective balances are summarized as follows:

	December 31,
	2013	2012
Loans to, promissory notes and investments in shares of related parties:
Short-term investments (Note 6)
Deposits at MTS Bank	5,081	101
Investment fund "Reservnyi", managed by "DIK", a subsidiary of Sistema	4,154	—

Total short-term investments in related parties	9,235	101

Other investments (Note 14)
Sistema, promissory notes	618	618
MTS Bank, an associated company of the Group (Note 13)	—	2,100	(1)

Total other investments to related parties	618	2,718

Investments in shares (Note 14)
Sistema Mass Media, a subsidiary of Sistema	117	117
MTS Bank, an associated company of the Group (Note 13)	—	159	(1)
Other	8	30

Total investments in shares of related parties	125	306

(1)
Reclassified to investments in and advances to associates upon MTS Bank recognition as the Group's associate in 2013.

        Open Joint-Stock Company "MTS Bank" ("MTS Bank")—The Group has a number of loan agreements and also maintains certain bank accounts with MTS Bank, an associated company of the Group. As of December 31, 2013 and 2012, the Group's cash position at MTS Bank amounted to RUB 11,297 million and RUB 8,161 million, respectively, including short-term deposits in the amount of RUB 5,081 million and RUB 101 million, respectively. Interest accrued on loan receivable, the deposits and cash on current accounts for the years ended December 31, 2013, 2012 and 2011 amounted to RUB 742 million, RUB 172 million and RUB 445 million, respectively, and was included as a component of interest income in the accompanying consolidated statements of operations and comprehensive income. Interest expense on the funds raised from MTS Bank for the year ended December 31, 2012 amounted to RUB 363 million and was included as a component of interest expense in the accompanying consolidated statements of operations and comprehensive income.

        Sistema—In November 2009, the Group accepted a promissory note, issued by Sistema, as repayment of a loan principal and interest accrued to date under the agreement with Sistema-Hals (Note 14). The note is interest free and repayable in 2017. As of December 31, 2013 and 2012, the amount receivable of RUB 618 and RUB 618 million was included in other investments in the accompanying consolidated statements of financial position.

        Doveritelnaja Investizionnaja Kompanija ("DIK")—In April and May 2013, the Group invested RUB 4.0 billion in Investment fund "Reservnyi" managed by "DIK", a subsidiary of Sistema. As of December 31, 2013, unrealized gain in the amount of RUB 154 million was recognized as other comprehensive income in the accompanying consolidated statements of operations and comprehensive income.

        Investments in ordinary shares—As of December 31, 2013 and 2012, the Group had several investments in shares of subsidiaries and affiliates of Sistema totaling RUB 125 million and RUB 306 million, respectively, included in other investments in the accompanying consolidated statements of financial position. The main investment is 3.14% of Sistema Mass-Media, a subsidiary of Sistema.

        Smart Cards Group—During the years ended December 31, 2013, 2012 and 2011, the Group purchased from Smart Cards Group, subsidiaries of Sistema, SIM cards and prepaid phone cards for approximately RUB 765 million, RUB 842 million and RUB 2,336 million, respectively.

        NVision Group—During the years ended December 31, 2013, 2012 and 2011, the Group acquired from NVision Group, subsidiaries of Sistema, telecommunications equipment, software and billing systems (FORIS) for approximately RUB 13,394 million, RUB 12,898 million and RUB 14,783 million, respectively, and incurred expenses of RUB 1,083 million, RUB 1,115 million and RUB 1,415 million, respectively, under an IT consulting agreement.

        As of December 31, 2013 and 2012, the advances given to NVision Group amounted to RUB 496 million and RUB 1,215 million, respectively. These amounts were included into property, plant and equipment and intangible assets in the accompanying consolidated statements of financial position.